Housing Loans to Employees (Tables)	12 Months Ended
Dec. 31, 2012
HOUSING LOANS TO EMPLOYEES [Abstract]
Schedule of Housing Loans to Employees

	December 31,
	2011	2012
	US$	US$
Other Non-current Assets – Housing loans to employees	374	279
Prepaid Expenses and Other Current Assets – Housing loans to employees	124	182

Total housing loans to employees	498	461